Stock-Based Compensation	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Stock-Based Compensation [Abstract]
Stock-Based Compensation

Note 4 – Stock-Based Compensation

Restricted Stock Awards

During six months ended June 30, 2021, the Company sold 723,008 shares of common stock to certain individuals in exchange for future management advisory services, for discounted prices price ranging from $.0104 to $.0195 per share. The shares are subject to restrictions that allow for repurchase of the shares by the Company due to a termination of the service agreement or other certain provisions. This repurchase right declines on a pro-rata basis over vesting periods (corresponding to the service period) ranging from 2-4 years. Related to these issuances, the Company has recorded deferred stock-based compensation for the value of the shares in excess of the purchase price paid by the advisors. The stock-based compensation is expensed over the service period. For the three months ended September 30, 2022 and 2021, $166,977 and $165,162 have been amortized in the statement of operations, and $506,521 is presented as deferred compensation on the balance sheets at September 30, 2022, which is expected to be expensed in the next twelve months.

In March 2022, the Company signed an agreement to issue 150,000 shares of common stock valued at $300,000 to a consultant for providing consulting services to the Company for eighteen months. For the three months ended September 30, 2022, $108,000 has been expensed in the statement of operations, and $192,000 is presented as deferred compensation on the balance sheets at September 30, 2022, which is expected to be expensed in the next twelve months. The 150,000 shares of common stock are not yet issued at September 30, 2022 and the Company recorded $300,000 as other current liability as of September 30, 2022.

The following is a schedule summarizing restricted stock awards for the periods indicated:

	Number of Shares	Weighted Average Grant Date Fair Value per Price
Outstanding at July 1, 2022	344,426	$1.90
Granted	-	-
Vested	(86,702)	$1.90
Forfeited	-	-
Outstanding at September 30, 2022	257,724	$1.90

	Number of Options	Weighted Average Grant Date Fair Value per Price
Outstanding at July 1, 2021	691,232	$1.90
Granted	-	-
Vested	(86,702)	$1.90
Forfeited	-	-
Outstanding at September 30, 2021	604,530	$1.90

Stock Options

In July of 2021, the Company issued an option to purchase 10,000 shares of common stock to a director at a price of $2.00 per share, expiring in 10 years, and an option to purchase 10,000 shares of common stock to an advisor at a price of $2.00 per share expiring in 5 years. These options vested over periods ranging from one month to three months.

In December of 2021, the Company issued options to purchase common stock to two directors in increments of 125,000 each. The options have an exercise price of $2.00, expire in 10 years, vest 12,500 options per quarter in the first year and 9,375 per quarter for the following two years. In February of 2022, the company granted 16,750 in options to one director and 15,500 to another director at a price of $2.00 per share, for committee service. These options are subject to quarterly vesting over four quarters and expire in 10 years.

On February 1, 2022, the Company entered into a consulting advisory agreement which grants 2,500 options with every patent filing. On February 4, 2022, the advisor was granted 2,500 options with an exercise price of $2.00 and an expiration date of ten years.

In April of 2022, the Company issued 513,000 options to purchase common stock to employees. The options have an exercise price of $2.00 and expire in 10 years with 25% vesting after one year and the remainder scheduled to vest each quarter for three years, subject to the continued status as an employee to the Company through each vesting date.

The estimated weighted average fair value of the options granted for the year ended June 30, 2022 were approximately $1.50 per share.

The Company estimates the fair value of each option award using the Black-Scholes option-pricing model. The Company used the following assumptions for to estimate the fair value of stock options for directors issued for the year ended June 30, 2022:

Expected volatility	100%
Expected term	5.0 years
Dividend yield	0.00%
Risk-free interest rate	1.15% - 2.41%

For the three months ended September 30, 2022 and 2021, stock-based compensation expenses for options granted were $70,090 and $29,668, respectively. Unrecognized stock-based compensation expense was $761,262 and average expected recognition period was 3.0 years as of September 30, 2022.

The following is a schedule summarizing employee and non-employee stock option activity for the period presented:

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at July 1, 2022	817,750	$2.00	$-
Granted	-	-
Exercised	-	-
Expired/cancelled	(120,000)	$2.00
Outstanding at September 30, 2022	697,750	$2.00	$-
Exercisable at September 30, 2022	122,146	$2.00	$-

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at July 1, 2021	-	$-	$-
Granted	20,000	$2.00
Exercised	-	-
Expired/cancelled	-	$2.00
Outstanding at September 30, 2021	20,000	$2.00	$-
Exercisable at September 30, 2021	17,500	$2.00	$-

The aggregate intrinsic value represents the difference between the exercise price of the options and the estimated fair value of the Company’s common stock for each of the respective periods.

Note 7 – Stock-Based Compensation

Restricted Stock Awards

During the six months ended June 30, 2021, the Company sold 723,008 shares of common stock to certain individuals in exchange for future management advisory services, for discounted prices price ranging from $.0104 to $.0195 per share. The shares are subject to restrictions that allow for repurchase of the shares by the Company due to a termination of the service agreement or other certain provisions. This repurchase right declines on a pro-rata basis over vesting periods (corresponding to the service period) ranging from 2-4 years. Related to these issuances, the Company has recorded deferred stock-based compensation of $1,372,435 for the value of the shares in excess of the purchase price paid by the advisors. The stock-based compensation will be expensed over the service period. For the twelve months ended June 30, 2022 and the six months ended June 30, 2021, $662,464 and $36,473, respectively, have been amortized in the consolidated statements of operations, and $673,498 is presented as deferred compensation on the consolidated balance sheets at June 30, 2022, of which $662,464 is expected to be expensed in the next twelve months.

The following is a schedule summarizing restricted stock awards for the periods indicated:

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Outstanding at January 1, 2021	-	-
Granted	723,008	$1.90
Vested	(31,776)	$1.90
Forfeited	-	-
Outstanding at June 30, 2021	691,232	$1.90
Granted	-	-
Vested	(346,807)	$1.90
Forfeited	-	-
Outstanding at June 30, 2022	344,426	$1.90

Stock Options

In July of 2021, the Company issued an option to purchase 10,000 shares of common stock to a director at a price of $2.00 per share, expiring in 10 years, and an option to purchase 10,000 shares of common stock to an advisor at a price of $2.00 per share expiring in 5 years. These options vested over periods ranging from one month to three months.

In December of 2021, the Company issued options to purchase common stock to two directors in increments of 125,000 each. The options have an exercise price of $2.00, expire in 10 years, vest 12,500 options per quarter in the first year and 9,375 per quarter for the following two years. In February of 2022, the company granted 16,750 in options to one director and 15,500 to another director at a price of $2.00 per share, for committee service. These options are subject to quarterly vesting over four quarters and expire in 10 years.

On February 1, 2022, the Company entered into a consulting advisory agreement which grants 2,500 options with every patent filing. On February 4, 2022, the advisor was granted 2,500 options with an exercise price of $2.00 and an expiration date of ten years.

In April of 2022, the Company issued 513,000 options to purchase common stock to employees. The options have an exercise price of $2.00 and expire in 10 years with 25% vesting after one year and the remainder scheduled to vest each quarter for three years, subject to the continued status as an employee to the Company through each vesting date.

The estimated weighted average fair value of the options granted during the twelve months ended June 30, 2022 were approximately $1.50 per share.

The Company estimates the fair value of each option award using the Black-Scholes option-pricing model. The Company used the following assumptions for to estimate the fair value of stock options issued in the twelve months ended June 30, 2022:

Expected volatility	100%
Expected term	5.0 years
Dividend yield	0.00%
Risk-free interest rate	1.15%-2.41%

For the twelve months ended June 30, 2022, stock-based compensation expenses for options granted were $204,011. Unrecognized stock-based compensation expense was $1,018,014 and average expected recognition period was 3.2 years as of June 30, 2022.

The following is a schedule summarizing employee and non-employee stock option activity for the twelve months ended June 30, 2022:

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at June 30, 2021	-	$-	$-
Granted	817,750	$2.00
Exercised	-	-
Expired/cancelled	-	$2.00
Outstanding at June 30, 2022	817,750	$2.00	$-
Exercisable at June 30, 2022	83,250	$2.00	$-

The aggregate intrinsic value represents the difference between the exercise price of the options and the estimated fair value of the Company’s common stock for each of the respective periods.